Investments - Additional Information (Details) - EBP 002 - Collective Trusts	12 Months Ended
Dec. 31, 2025 Investments
EBP, Investment, Fair Value and NAV [Line Items]
Number of collective trust investments	2
MIP
EBP, Investment, Fair Value and NAV [Line Items]
Withdrawals notice period	12 months
Growth Co. Pool
EBP, Investment, Fair Value and NAV [Line Items]
Withdrawals notice period	30 days